Debt - Schedule of Revolving Credit Facilities (Details) - Dec. 31, 2016	USD ($)	EUR (€)
Revolving Credit Facility A
Debt
Maximum Borrowing Available | $	$ 1,800,000,000
Revolving Credit Facility B
Debt
Maximum Borrowing Available | €		€ 1,050,000,000